Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of intangible assets and accumulated amortization

Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2025
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	143,908	(95,308)	(48,600)	—	—
Technology	369,658	(298,281)	(59,874)	11,503	1,645
Customer relationship	66,472	(45,176)	—	21,296	3,045
User base	48,419	(48,419)	—	—	—
Trademarks	27,656	(5,749)	(945)	20,962	2,998
Domain names	5,455	(5,147)	—	308	44
Non-compete agreements	1,610	(1,610)	—	—	—
Total	663,178	(499,690)	(109,419)	54,069	7,732

	As of December 31, 2024
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	146,403	(97,095)	(49,308)	—
Technology	369,214	(174,142)	(18,477)	176,595
Customer relationship	43,263	(43,263)	—	—
User base	49,511	(49,511)	—	—
Trademarks	17,967	(3,243)	(945)	13,779
Domain names	5,315	(5,024)	—	291
Non-compete agreements	1,610	(1,610)	—	—
Total	633,283	(373,888)	(68,730)	190,665

Schedule of future amortization expense	Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the year ending December 31,
	RMB	US$
2026	12,159	1,739
2027	11,389	1,629
2028	11,040	1,579
2029	9,591	1,371
2030	3,588	513
Thereafter	6,302	901
Total	54,069	7,732